Annual Fund Operating Expenses - Goose Hollow Multi-Strategy Income ETF [Member]	Jul. 24, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.06%
Acquired Fund Fees and Expenses	0.42%	[1]
Expenses (as a percentage of Assets)	2.13%
Fee Waiver or Reimbursement	(0.71%)	[2]
Net Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2026

[1]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal period, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2026 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.00%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. This expense limitation agreement may be terminated at any time, by the Board of Trustees upon sixty days’ written notice to the adviser.